Cost and Estimated Earnings on Uncompleted Contracts (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Southland Holdings Llc [Member]
Schedule of Contract assets

(Amounts in thousands)	December 31, 2021	December 31, 2020
Costs in excess of billings	$356,495	$344,371
Costs to fulfill contracts, net	18,128	27,989
Contract assets	$374,624	$372,359

Schedule of Costs and estimated earnings on uncompleted contracts

	As of
(Amounts in thousands)	December 31, 2021	December 31, 2020
Costs incurred on uncompleted contracts	$7,887,047	$6,967,326
Estimated earnings	847,786	679,663
Costs incurred and estimated earnings	8,734,833	7,646,989
Less: billings to date	(8,489,624)	(7,587,370)
Costs to fulfill contracts, net	18,129	27,988
Net contract position	$263,338	$87,607

Schedule of net contract position

	As of
(Amounts in thousands)	December 31, 2021	December 31, 2020
Contract assets	$374,624	$372,359
Contract liabilities	(111,286)	(284,752)
Net contract position	$263,338	$87,607

Schedule of condensed consolidated balance sheets

	As of
(Amounts in thousands)	December 31, 2021	December 31, 2020	December 31, 2019
Costs in excess of billings	$105,102	$78,161	$39,749
Investments (equity method)	105,124	111,348	—
Claims asset total	$210,226	$189,509	$39,749

Southland Holding Llc [Member]
Schedule of Contract assets

	As of
(Amounts in thousands)	June 30, 2022	December 31, 2021
Costs in excess of billings	$365,575	$356,495
Costs to fulfill contracts, net	15,088	18,129
Contract assets	$380,663	$374,624

Schedule of Costs and estimated earnings on uncompleted contracts

	As of
(Amounts in thousands)	June 30, 2022	December 31, 2021
Costs incurred on uncompleted contracts	$8,066,830	$7,887,047
Estimated earnings	894,802	847,786
Costs incurred and estimated earnings	8,961,632	8,734,833
Less: billings to date	(8,693,604)	(8,489,624)
Costs to fulfill contracts, net	15,088	18,129
Net contract position	$283,116	$263,338

Schedule of net contract position

	As of
(Amounts in thousands)	June 30, 2022	December 31, 2021
Contract assets	$380,663	$374,624
Contract liabilities	(97,547)	(111,286)
Net contract position	$283,116	$263,338

Schedule of condensed consolidated balance sheets

(Amounts in thousands)	June 30, 2022	December 31, 2021
Costs in excess of billings	$110,056	$105,102
Investments	105,529	105,124
Claims asset total	$215,585	$210,226